Operating profit/(loss) (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Detailed Information About Profit (Loss) from Operating Activities
Operating profit is stated after charging:

		Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	Note	€m	€m	€m
Staff costs	8	421.8	386.1	340.6
Depreciation of property, plant and equipment	12	87.3	79.8	63.4
Impairment of intangible assets	13	—	5.8	1.7
Amortization of intangible assets	13	7.7	8.8	8.2
Expense relating to low value and short-term leases		9.1	9.9	6.1
Exchange losses		14.2	38.3	27.0
Research & development expenditure		20.9	19.3	19.2
Inventories recognized as an expense within cost of goods sold		2,053.4	1,949.8	1,694.3